CONDENSED CONSOLIDATED BALANCE SHEET (UNAUDITED) - GBP (£) £ in Millions	Jun. 30, 2024		Dec. 31, 2023
Assets
Cash and balances at central banks	£ 66,808		£ 78,110
Financial assets at fair value through profit or loss	209,139		203,318
Derivative financial instruments	18,983		22,356
Loans and advances to banks	8,454		10,764
Loans and advances to customers	452,408		449,745
Reverse repurchase agreements	49,404		38,771
Debt securities	15,432		15,355
Financial assets at amortised cost	525,698		514,635
Financial assets at fair value through other comprehensive income	27,847		27,592
Goodwill and other intangible assets	8,315		8,306
Current tax recoverable	1,152		1,183
Deferred tax assets	4,995		5,185
Retirement benefit assets	3,379		3,624
Other assets	26,611		17,144
Total assets	892,927		881,453
Liabilities
Deposits from banks	5,584		6,153
Customer deposits	474,693		471,396
Repurchase agreements at amortised cost	37,914		37,703
Financial liabilities at fair value through profit or loss	27,056		24,914
Derivative financial instruments	16,647		20,149
Notes in circulation	1,766		1,392
Debt securities in issue at amortised cost	74,760		75,592
Liabilities arising from insurance and participating investment contracts	125,007		120,123
Liabilities arising from non-participating investment contracts	48,280		44,978
Other liabilities	23,544		19,026
Retirement benefit obligations	130		136
Current tax liabilities	47		39
Deferred tax liabilities	146		157
Provisions	1,788		2,077
Subordinated liabilities	10,448		10,253
Total liabilities	847,810		834,088
Equity
Share capital	6,252		6,358
Share premium account	18,671		18,568
Other reserves	8,525		8,508
Retained profits	5,511		6,790
Ordinary shareholders’ equity	38,959		40,224
Other equity instruments	5,932		6,940
Total equity excluding non-controlling interests	44,891		47,164
Non-controlling interests	226		201
Total equity	45,117	[1]	47,365	[2]
Total equity and liabilities	£ 892,927		£ 881,453

[1]	[3]Total equity attributable to owners of the parent was £44,891 million.
[2]	Total equity attributable to owners of the parent was £47,164 million.